Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Assets
Cash and cash equivalents	$ 170,629	$ 4,510
Receivables	20,118	60,397
Real estate inventories	2,280,183	1,465,526
Investments in unconsolidated entities	16,805	20,923
Goodwill and other intangible assets, net	162,563	6,494
Deferred tax assets	157,821	288,983
Other assets	105,405	63,631
Total assets	2,913,524	1,910,464
Liabilities
Accounts payable	68,860	59,676
Accrued expenses and other liabilities	210,009	190,682
Notes payable and other borrowings	274,677
Senior notes	887,502
Debt payable to Weyerhaeuser		834,589
Total liabilities	1,441,048	1,084,947
Commitments and contingencies (Note 15)
Stockholders' Equity:
Preferred stock, $0.01 par value, 50,000,000 shares authorized; no shares issued and outstanding as of December 31, 2014 and 2013, respectively
Common stock, $0.01 par value, 500,000,000 shares authorized; 161,355,490 and 129,700,000 shares issued and outstanding at December 31, 2014 and 2013, respectively (Note 1)	1,614	1,297
Additional paid-in capital	906,159	333,589
Retained earnings	546,407	462,210
Total stockholders' equity	1,454,180	797,096
Noncontrolling interests	18,296	28,421
Total equity	1,472,476	825,517
Total liabilities and equity	$ 2,913,524	$ 1,910,464